Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Other Long-term Debt
	December 31,	December 31,
	2016	2017
	US$	US$
June 2019 Senior Secured Notes due on June 6, 2019 at 13.00% (1)	187,314,242	-
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	-	293,742,826
August 2019 Senior Notes due on August 30, 2019 at 8.125%	294,819,248	295,270,134
February 2021 Senior notes due on February 28, 2021 at 7.75%	-	286,865,011
Corporate bonds due on December 28, 2020 at 7.50%	143,484,912	152,661,716
Corporate bonds due on January 27, 2021 at 7.47%	100,618,930	107,005,532
Corporate bonds due on March 14, 2021 at 7.09%	71,860,897	76,420,211
Corporate bonds due on August 15, 2019 at 8.20%	215,084,667	226,122,693
Corporate bonds due on April 7, 2020 at 8.20%	-	172,188,160
Collateralized loan due on June 25, 2017 at 8.50% (1)	43,246,360	-
Collateralized loan due on May 22, 2020 at 8.50% (2)	-	135,992,164
Collateralized loan due on March 31, 2018 at 11.00% (1)	21,623,180	-
Collateralized loan due on November 6, 2018 at 8.20%	23,064,725	6,387,795
Collateralized loan due on January 4, 2019 at 8.20%	-	2,794,660
Collateralized loan due on May 10, 2018 at 7.501%	26,668,589	28,312,572
Collateralized loan due on May 30, 2018 at 9.00% (1)	64,869,540	-
Collateralized loan due on June 19, 2018 at 9.50% (1)	50,454,087	-
Collateralized loan due on July 31, 2021 at 8.00% (3)	46,129,451	48,973,095
Collateralized loan due on August 2, 2021 at 8.00% (4)	5,333,718	5,662,515
Collateralized loan due on September 6, 2019 at 8.50%	-	15,304,092
Collateralized loan due on October 30, 2019 at 9.00%	-	2,479,263
Collateralized loan due on November 2, 2019 at 9.00%	-	28,128,922
Collateralized loan due on November 23, 2024 at 6.90% (1)	43,246,360	40,173,242
Collateralized loan due on March 17, 2020 at 7.37%	-	35,199,412
Collateralized loan due on November 30, 2019 at 9.50% (5)	-	260,169,569

Non-controlling shareholder’s loan due on May 30, 2019 at 8.50% (6)	-	246,778,489
Non-controlling shareholder’s loan due on February 28, 2018 at 10.50% (1)	20,614,098	-
Non-controlling shareholder’s loan due on February 28, 2018 at 8.50% (1)	103,719,187	-
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR (1)	48,457,937	-
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% (7)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (7)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (7)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% (7)	500,000	500,000
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR (1)	26,636,117	-
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR (8)	-	22,283,892
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% (9)	-	2,801,117

Total principal of other long-term debt	1,597,246,245	2,551,717,082

Less: current portion of other long-term debt	(622,454,921)	(1,146,902,643)

Total other long-term debt	974,791,324	1,404,814,439

(1)	These loans were paid in full or partially repaid in 2017.

(2)	Pursuant to the agreements with Ping’an Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.

(3)
Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng and US$15,304,092 restricted cash (December 31, 2016: Nil).

(4)	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng.

(5)	Pursuant to the agreements with Ping’an Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin.

(6)
Pursuant to the agreements with Ping’an Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong.

(7)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(8)
Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.

(9)	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable by month.

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2017, the contractual maturities of these debts are as follows:

Year	Amount
US$
2018	34,700,367
2019	1,077,047,822
2020	864,869,287
2021	534,926,364
2022 and thereafter	40,173,242
Less: current portion of other long term debt	(1,146,902,643)

Total: Other long-term debt	1,404,814,439